PVH ASSOCIATES INVESTMENT PLAN (Tables)	12 Months Ended
Dec. 31, 2025
PVH Associates Investment Plan [Member]
PVH ASSOCIATES INVESTMENT PLAN [Line Items]
Schedule of Assets (Held at End of Year)
		(c)
	(b)	Description of investment		(e)
	Identity of issuer, borrower,	including maturity date, rate of	(d)	Current
(a)	lessor or similar party	interest, collateral, par or maturity value	Cost	value

	Common Stock
*	PVH Corp.	PVH Corp. Common Stock; 189,349.961 shares	**	$12,690,235

	Mutual Funds
	Dodge & Cox	Dodge & Cox stock fund class x; 1,803,512.922 shares	**	29,920,279
	Dimensional Fund Advisors	DFA U.S. Targeted Value Portfolio Institutional; 580,231.273 shares	**	21,456,953
	American Funds	America EuroPacific Growth R6; 346,792.512 shares	**	21,008,690
	The Vanguard Group	Vanguard Extended Market Index; 50,842.558 shares	**	8,064,138
	The Vanguard Group	Vanguard Institutional Index Institutional Plus; 199,770.191 shares	**	110,287,129
	The Vanguard Group	Vanguard Total Bond Market Index Institutional; 1,417,126.819 shares	**	13,845,329
	The Vanguard Group	Vanguard Total International Stock Index Institutional; 122,148.715 shares	**	19,799,084

	Collective Funds
	JPMorgan Chase	JPMorgan Large Cap Growth C2; 532,990.503 shares	**	67,524,567
	The Vanguard Group	Vanguard Institutional Target Retirement 2020 Trust I; 136,664.157 shares	**	11,597,320
	The Vanguard Group	Vanguard Institutional Target Retirement 2025 Trust I; 347,043.388 shares	**	31,931,462
	The Vanguard Group	Vanguard Institutional Target Retirement 2030 Trust I; 638,824.864 shares	**	62,528,178
	The Vanguard Group	Vanguard Institutional Target Retirement 2035 Trust I; 732,010.616 shares	**	76,948,956
	The Vanguard Group	Vanguard Institutional Target Retirement 2040 Trust I; 703,560.338 shares	**	80,072,202
	The Vanguard Group	Vanguard Institutional Target Retirement 2045 Trust I; 698,961.809 shares	**	83,714,656
	The Vanguard Group	Vanguard Institutional Target Retirement 2050 Trust I; 567,272.036 shares	**	70,205,587
	The Vanguard Group	Vanguard Institutional Target Retirement 2055 Trust I; 340,199.530 shares	**	51,342,913
	The Vanguard Group	Vanguard Institutional Target Retirement 2060 Trust I; 319,981.521 shares	**	25,380,934
	The Vanguard Group	Vanguard Institutional Target Retirement 2065 Trust I; 197,512.213 shares	**	9,634,646
	The Vanguard Group	Vanguard Institutional Target Retirement 2070 Trust I; 34,607.323 shares	**	1,029,222
	The Vanguard Group	Vanguard Retirement Income Trust I; 40,067.899 shares	**	3,032,339
	Wellington	WTC CIF II Core Bond Plus Series 4; 1,356,826.674 shares	**	12,414,964
	William Blair Funds	William Blair Small-Mid Cap Growth; 473,720.636 shares	**	20,039,330

	Stable Value Fund
	Galliard Capital Management	Galliard Stable Return Fund E; 401,780.555 shares	**	25,459,026

		Total investments, at fair value		$869,928,139

*	Participant Loans	Participant notes receivable maturing at various dates through 2039
		and bearing interest at rates from 4.25% to 9.50%	-	$6,848,804

*	Party-in-interest
**	Cost information is not required for participant-directed investments and therefore is not included.